SCHEDULE OF DETAILS OF THE WARRANTS (Details)		Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Number of warrants		474,332	474,332	320,000
Range one [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	[1]	$ 4.4025
Number of warrants	[1]	474,332	474,332
Range three [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	[2]	$ 0.003
Number of warrants	[2]			64,000
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Number of warrants		3,063,208	3,063,208
Warrant reserve [member] | Range one [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	[3]		$ 3.3086
Number of warrants	[4]	256,000	256,000
Warrant reserve [member] | Range Two [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	[3]		$ 3.3086
Number of warrants	[3]	540,541	540,541
Warrant reserve [member] | Range three [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	[3]		$ 5.12
Number of warrants	[5]	666,667	666,667
Warrant reserve [member] | Range four [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	[6]		$ 3.3086
Number of warrants	[6]	1,600,000	1,600,000

[1]	The warrants expire February 26, 2029.
[2]	The warrants have no expiry date. They were exercised January 5, 2024.
[3]	The warrants expire April 29, 2029. These were moved from derivative liability August 7, 2024.
[4]	The warrants expire October 30, 2028. These were moved from derivative liability August 7, 2024.
[5]	The warrants expire August 21, 2029.
[6]	The warrants expire November 19, 2029